American Century Capital Portfolios, Inc. Statement of Additional Information Supplement AC Alternatives® Income Fund AC Alternatives® Long Short Fund AC Alternatives® Multi-Strategy Fund
Supplement dated May 2, 2017 ■ Statement of Additional Information dated April 10, 2017

Effective March 31, 2017, Arrowpoint Asset Management, LLC changed its name to ArrowMark Colorado Holdings LLC. Accordingly, all references in the statement of additional information to "Arrowpoint Asset Management, LLC" or "Arrowpoint" are hereby replaced with "ArrowMark Colorado Holdings LLC" and "ArrowMark", respectively.

The following replaces the third paragraph in The Funds' History section on page 2 of the statement of additional information.
American Century Investment Management, Inc. (ACIM or the advisor) serves as the investment adviser to the funds. ACIM has engaged Perella Weinberg Partners Capital Management LP (PWP) as a subadvisor for the funds. PWP determines the percentage of the funds’ portfolio allocated to each underlying subadvisor in order to seek to achieve the funds’ investment objective. PWP also is responsible for making recommendations with respect to hiring, terminating, or replacing the funds’ underlying subadvisors, as well as the funds’ asset allocations. The funds’ investment subadvisors are currently: ArrowMark Colorado Holdings LLC; Columbia Management Investment Advisers, LLC; Good Hill Partners LP; Levin Capital Strategies, LP; MAST Capital Management, LLC; Passport Capital, LLC, Sankaty Advisors, LLC, Sirios Capital Management, L.P., Three Bridges Capital, LP, and Timbercreek Asset Management (U.S.) LLC (underlying subadvisors). Fund assets not allocated to underlying subadvisors may be managed by PWP (references to “underlying subadvisor(s)” include PWP when acting in this capacity).

The following is added as the ninth bullet point in the Underlying Subadvisors section on page 46 of the statement of additional information.

•	Timbercreek Asset Management (U.S.) LLC is wholly owned by Timbercreek Asset Management, Inc.

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